Vessels, Net - Disposal of Vessels (Details) - Jun. 18, 2015 - Navios Midstream - USD ($) $ in Thousands	Total
Subordinated Series A Units
Significant Acquisitions And Disposals [Line Items]
Units exchanged	1,592,920
Nave Celeste and C. Dream
Significant Acquisitions And Disposals [Line Items]
Sale price	$ 100,000
Cash received	$ 73,000